Income Taxes - Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income taxes [Abstract]
Income (loss) before tax	$ (221,532)	$ (1,720,120)
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery	$ (59,814)	$ (464,432)
Change in estimates from prior year	(23)	401
Foreign exchange	(2,637)	1,381
Non-deductible expenses	5,715	9,033
Non-deductible (non-taxable) portion of capital items	(7,469)	(19,518)
Goodwill and other impairment items	612	246,177
Tax impact on divestitures	3,076	0
Difference in statutory tax rate	6,655	24,346
Effect of change in tax rates	(99)	(385)
Changes in deferred tax benefits not recognized	38,747	200,856
Income tax recovery	$ (15,237)	$ (2,141)